Stock Options (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock no par value (in Euros)	€ 1
Stock Option 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase	€ 12,000
Common stock no par value (in Euros)	€ 1.00
Stock option expiration period	eight years
Stock option vesting period	four years
Performance target, EPS minimum increase	8.00%
Phantom Stock 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period	five years
Stock option vesting period	four years
Performance target, EPS minimum increase	8.00%